UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


                  Investment Company Act file number     811-05436
                                                    -------------------

                          Phoenix Multi-Portfolio Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: November 30, 2004
                                           ------------------

                     Date of reporting period: May 31, 2004
                                              -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Semiannual Report

[GRAPHIC OMITTED]   May 31, 2004


ABERDEEN
Phoenix-Aberdeen International Fund

[GRAPHIC OMITTED]
DUFF & PHELPS
INVESTMENT MANAGEMENT CO.
Phoenix-Duff & Phelps
Real Estate Securities Fund

[GRAPHIC OMITTED]
GOODWIN
Phoenix-Goodwin Emerging Markets Bond Fund
Phoenix-Goodwin Tax-Exempt Bond Fund


[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(SM)

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

      Over the last six months, financial services continued to respond to regulatory attention that was paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny. Your Fund's Board of Trustees recognized the seriousness of these issues. As a result, it took action to expand its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board reviewed its structure and governance protocols. Moving forward, the Board will continue to take steps to adopt new legislative proposals and to assimilate evolving best practices identified by leading trade groups such as the Investment Company Institute 1.

      I hope that you'll take time to review the activities and performance information included in this Phoenix Multi-Portfolio Fund semiannual report. At this time, we believe that the U.S. economy continues to demonstrate clear signs of growth in response to monetary and fiscal stimulus. Gross domestic product grew at a 4.2% rate in the first quarter of 2004, and corporate profits continue to improve. Recent reports on employment have begun to confirm that economic growth is translating into job growth. However, with the strong economy and growth, we feel that fears of accelerating inflation and uncertainty in world political events have put negative pressure on equity and fixed income markets.

      All of these indicators point to the fact that now is an opportune time for you to review your investments with your financial advisor to be sure that your portfolio is best positioned to achieve long-term success. Keep in mind that finding the best balance of performance and protection requires discipline and diversification 2. Your investment in Phoenix-Aberdeen International Fund, Phoenix-Duff & Phelps Real Estate Securities Fund, Phoenix-Goodwin Emerging Markets Bond Fund, and Phoenix-Goodwin Tax Exempt Bond Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.

Sincerely,

/s/Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds


JUNE 1, 2004

1 THE INVESTMENT COMPANY INSTITUTE (ICI) IS THE NATIONAL ASSOCIATION OF THE U.S. INVESTMENT COMPANY INDUSTRY. ICI REPRESENTS ITS MEMBERS AND THEIR SHAREHOLDERS ON ISSUES OF LEGISLATION, REGULATION, TAXATION, PUBLIC INFORMATION, ECONOMIC AND POLICY RESEARCH, BUSINESS OPERATIONS AND STATISTICS.

2 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Fund's Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Aberdeen International Fund ........................................  4
Phoenix-Duff & Phelps Real Estate Securities Fund .......................... 11
Phoenix-Goodwin Emerging Markets Bond Fund ................................. 17
Phoenix-Goodwin Tax-Exempt Bond Fund ....................................... 24
Notes to Financial Statements .............................................. 30
















This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-ABERDEEN INTERNATIONAL FUND

                           INVESTMENTS AT MAY 31, 2004
                                   (UNAUDITED)

                                                           SHARES       VALUE
                                                          -------   -----------

FOREIGN COMMON STOCKS(c)--95.7%

BRAZIL--4.7%
Petroleo Brasileiro SA ADR (Integrated Oil & Gas) ....     82,000   $ 1,889,280

Unibanco-Uniao de Bancos Brasileiros SA GDR
(Diversified Banks) ..................................     55,500     1,071,150
                                                                    -----------
                                                                      2,960,430
                                                                    -----------


FRANCE--10.7%
Aventis SA (Pharmaceuticals) .........................     15,500     1,229,363
PSA Peugeot Citroen (Automobile Manufacturers) .......     21,000     1,185,529
Schneider Electric SA (Industrial Machinery) .........     19,000     1,278,422
Total SA (Integrated Oil & Gas) ......................      6,000     1,126,145
Valeo SA (Auto Parts & Equipment) ....................     47,000     1,906,057
                                                                    -----------
                                                                      6,725,516
                                                                    -----------

GERMANY--2.8%
Metro AG (Department Stores) .........................     36,600     1,774,356

HONG KONG--6.2%
China Mobile (Hong Kong) Ltd. (Wireless
Telecommunication Services) ..........................    445,000     1,273,239

Giordano International Ltd. (Apparel Retail) .........  1,965,000     1,203,874
Swire Pacific Ltd. Class B (Multi-Sector Holdings) ...  1,307,500     1,434,343
                                                                    -----------
                                                                      3,911,456
                                                                    -----------

ITALY--4.0%
ENI SpA (Integrated Oil & Gas) .......................     80,000     1,630,480

Riunione Adriatica di Sicurta SpA (Property &
Casualty Insurance)(b) ...............................     48,500       870,027
                                                                    -----------
                                                                      2,500,507
                                                                    -----------

JAPAN--28.1%
Alpine Electronics, Inc. (Household Appliances) ......     80,000     1,024,203
Canon, Inc. (Office Electronics) .....................     36,000     1,775,164
Daito Trust Construction Co. Ltd. (Homebuilding) .....     29,000     1,041,665
Honda Motor Co. Ltd. (Automobile Manufacturers) ......     43,500     1,873,422
Kao Corp. (Household Products) .......................     67,000     1,567,021
Kyocera Corp. (Office Electronics) ...................     11,000       915,630

Mitsubishi Tokyo Financial Group, Inc.
(Diversified Banks) ..................................         78       670,436

Mori Seiki Co. Ltd. (Industrial Machinery) ...........     14,400       120,125



                                                           SHARES       VALUE
                                                          -------   -----------

JAPAN--CONTINUED
Nikko Cordial Corp. (Investment Banking &
Brokerage) ...........................................    106,000   $   555,295

Nippon Television Network Corp.
(Broadcasting & Cable TV) ............................     12,500     1,930,559

NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ............................................        910     1,712,554

Orix Corp. (Consumer Finance) ........................     13,500     1,369,238
Takeda Chemical Industries Ltd. (Pharmaceuticals) ....     37,000     1,536,575

Yamanouchi Pharmaceutical Co. Ltd.
(Health Care Supplies) ...............................     49,000     1,573,852
                                                                    -----------
                                                                     17,665,739
                                                                    -----------

LUXEMBOURG--1.8%
Arcelor (Steel) ......................................     66,873     1,121,219

MEXICO--2.5%
Telefonos de Mexico SA de C.V. ADR Series L
(Integrated Telecommunication Services) ..............     46,000     1,547,440

NETHERLANDS--5.9%
IHC Caland NV (Oil & Gas Equipment & Services) .......     26,000     1,229,991

ING Groep NV (Other Diversified
Financial Services) ..................................     57,000     1,286,311

Koninklijke (Royal) KPN NV (Integrated
Telecommunication Services) ..........................    167,000     1,211,357
                                                                    -----------
                                                                      3,727,659
                                                                    -----------

SINGAPORE--2.8%
Oversea-Chinese Banking Corp. Ltd.
(Diversified Banks) ..................................    251,000     1,770,983

SOUTH KOREA--2.4%
Kookmin Bank ADR (Diversified Banks) .................     42,700     1,471,442

SPAIN--2.4%
Altadis SA (Tobacco) .................................     50,000     1,530,101

SWEDEN--3.5%
Ainax AB (Investment Banking & Brokerage)(b) .........      1,323        39,871
Nordea AB (Diversified Banks) ........................    117,000       792,529

Svenska Handelsbanken AB Class A
(Diversified Banks) ..................................     35,000       680,729

                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                                                           SHARES      VALUE
                                                           ------   -----------

SWEDEN--CONTINUED
Volvo AB Class B (Construction, Farm
Machinery & Heavy Trucks) ...............................  20,500   $   664,062
                                                                    -----------
                                                                      2,177,191
                                                                    -----------

SWITZERLAND--3.7%
Novartis AG Registered Shares (Pharmaceuticals) .........  31,000     1,388,871

Zurich Financial Services AG (Property &
Casualty Insurance)(b) ..................................   6,000       943,479
                                                                    -----------
                                                                      2,332,350
                                                                    -----------

UNITED KINGDOM--14.2%
AstraZeneca plc (Pharmaceuticals) .......................  13,500       628,937
BP plc (Integrated Oil & Gas) ...........................  71,500       626,290

Britannic Group plc (Property &
Casualty Insurance) .....................................  39,169       247,401

British American Tobacco plc (Tobacco) ..................  59,000       865,388

Cadbury Schweppes plc (Packaged
Foods & Meats) .......................................... 157,000     1,338,510

Emap plc (Publishing & Printing) ........................  60,000       837,153
Marks & Spencer Group plc (Department Stores) ........... 202,000     1,331,433
Sainsbury (J) plc (Food Retail) ......................... 193,000       964,257

Schroders plc (Asset Management &
Custody Banks) ..........................................  55,700       617,845

Weir Group plc (The) (Industrial Machinery) ............. 150,000       805,801

Wood Group (John) plc (Oil & Gas
Equipment & Services) ................................... 244,000       637,490
                                                                    -----------
                                                                      8,900,505
                                                                    -----------

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $53,122,114)                                        60,116,894
--------------------------------------------------------------------------------



FOREIGN PREFERRED STOCKS(c)--2.6%

SOUTH KOREA--2.6%
Samsung Electronics Co. Ltd. Pfd.
(Semiconductors) ........................................   6,000     1,640,414

--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $507,515)                                            1,640,414
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $53,629,629)                                        61,757,308
--------------------------------------------------------------------------------



                                                 STANDARD   PAR
                                                 & POOR'S  VALUE
                                                  RATING    (000)     VALUE
                                                 --------  ------  -----------


SHORT-TERM OBLIGATIONS--2.2%

COMMERCIAL PAPER--2.2%
UBS Finance Delaware LLC 1.02%, 6/1/04 .......... A-1   $ 1,360   $ 1,360,000

------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,360,000)                                        1,360,000
------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $54,989,629)                                      63,117,308(a)

Other assets and liabilities, net--(0.5)%                            (309,360)
                                                                  -----------
NET ASSETS--100.0%                                                $62,807,948
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,493,231 and gross depreciation of $3,250,999 for federal income tax purposes. At May 31, 2004, the aggregate cost of securities for federal income tax purposes was $55,875,076.

(b) Non-income producing.

(c) Foreign Common Stocks and Foreign Preferred Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                            INDUSTRY DIVERSIFICATION
          As a Percentage of Total Value of Total Long-Term Investments
                                   (Unaudited)

Apparel Retail ......................................    1.9%
Asset Management & Custody Banks ....................    1.0
Auto Parts & Equipment ..............................    3.1
Automobile Manufacturers ............................    4.9
Broadcasting & Cable TV .............................    3.1
Construction, Farm Machinery & Heavy Trucks .........    1.1
Consumer Finance ....................................    2.2
Department Stores ...................................    5.0
Diversified Banks ...................................   10.5
Food Retail .........................................    1.6
Health Care Supplies ................................    2.5
Homebuilding ........................................    1.7
Household Appliances ................................    1.7
Household Products ..................................    2.5
Industrial Machinery ................................    3.6

Integrated Oil & Gas ................................    8.5%
Integrated Telecommunication Services ...............    4.5
Investment Banking & Brokerage ......................    1.0
Multi-Sector Holdings ...............................    2.3
Office Electronics ..................................    4.4
Oil & Gas Equipment & Services ......................    3.0
Other Diversified Financial Services ................    2.1
Packaged Foods & Meats ..............................    2.2
Pharmaceuticals .....................................    7.7
Property & Casualty Insurance .......................    3.3
Publishing & Printing ...............................    1.4
Semiconductors ......................................    2.7
Steel ...............................................    1.8
Tobacco .............................................    3.9
Wireless Telecommunication Services .................    4.8
                                                       -----
                                                       100.0%
                                                       =====



                        See Notes to Financial Statements
6

Phoenix-Aberdeen International Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $54,989,629)                            $  63,117,308
Cash                                                                  500
Receivables
   Fund shares sold                                               409,634
   Dividends                                                      388,455
   Tax reclaims                                                    43,217
Prepaid expenses                                                      213
                                                              -----------
     Total assets                                              63,959,327
                                                              -----------
LIABILITIES
Payables
   Investment securities purchased                                917,406
   Fund shares repurchased                                         63,619
   Transfer agent fee                                              58,069
   Investment advisory fee                                         38,540
   Professional fee                                                21,843
   Distribution and service fees                                   17,942
   Financial agent fee                                              6,237
   Trustees' fee                                                    2,164
Accrued expenses                                                   25,559
                                                              -----------
     Total liabilities                                          1,151,379
                                                              -----------
NET ASSETS                                                    $62,807,948
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $ 89,949,404
Distributions in excess of net investment income                  (408,385)
Accumulated net realized loss                                  (34,869,278)
Net unrealized appreciation                                      8,136,207
                                                              ------------
NET ASSETS                                                     $62,807,948
                                                               ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $54,630,367)              6,240,201
Net asset value per share                                            $8.75
Offering price per share $8.75/(1-5.75%)                             $9.28

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $7,029,667)                 871,072
Net asset value and offering price per share                         $8.07

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,147,914)                 142,690
Net asset value and offering price per share                         $8.04




                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                      $   945,641
Interest                                                             1,969
Foreign taxes withheld                                            (106,075)
                                                                ----------
     Total investment income                                       841,535
                                                                ----------
EXPENSES
Investment advisory fee                                            238,132
Service fees, Class A                                               68,586
Distribution and service fees, Class B                              37,507
Distribution and service fees, Class C                               5,660
Financial agent fee                                                 36,192
Transfer agent                                                     127,058
Printing                                                            23,116
Professional                                                        18,435
Custodian                                                           18,375
Registration                                                        17,680
Trustees                                                            15,769
Miscellaneous                                                        5,898
                                                                ----------
     Total expenses                                                612,408
                                                                ----------
NET INVESTMENT INCOME                                              229,127
                                                                ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain on securities                                  2,457,985
Net realized gain on foreign currency transactions                   2,436
Net change in unrealized appreciation (depreciation) on
    investments                                                  2,418,008
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                 (154)
                                                                ----------
NET GAIN ON INVESTMENTS                                          4,878,275
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $5,107,402
                                                                ==========


                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                           Six Months
                                                                                              Ended
                                                                                             5/31/04        Year Ended
                                                                                           (Unaudited)       11/30/03
                                                                                          -------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                            $    229,127    $    458,373
   Net realized gain (loss)                                                                   2,460,421      (7,755,223)
   Net change in unrealized appreciation (depreciation)                                       2,417,854      15,759,890
                                                                                           ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                5,107,402       8,463,040
                                                                                           ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (944,220)             --
   Net investment income, Class B                                                               (97,301)             --
   Net investment income, Class C                                                               (14,204)             --
                                                                                           ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               (1,055,725)             --
                                                                                           ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (616,919 and 6,742,357 shares, respectively)                 5,385,610      46,178,614
   Net asset value of shares issued from reinvestment of distributions
       (108,692 and 0 shares, respectively)                                                     911,937              --
   Cost of shares repurchased (778,337 and 7,796,692 shares, respectively)                   (6,815,762)    (54,166,049)
                                                                                           ------------    ------------
Total                                                                                          (518,215)     (7,987,435)
                                                                                           ------------    ------------
CLASS B
   Proceeds from sales of shares (84,876 and 353,591 shares, respectively)                      695,773       2,308,940
   Net asset value of shares issued from reinvestment of distributions
       (11,668 and 0 shares, respectively)                                                       90,542              --
   Cost of shares repurchased (201,262 and 675,869 shares, respectively)                     (1,628,970)     (4,419,129)
                                                                                           ------------    ------------
Total                                                                                          (842,655)     (2,110,189)
                                                                                           ------------    ------------
CLASS C
   Proceeds from sales of shares (22,136 and 151,495 shares, respectively)                      177,637         972,915
   Net asset value of shares issued from reinvestment of distributions
       (1,818 and 0 shares, respectively)                                                        14,073              --
   Cost of shares repurchased (17,821 and 169,875 shares, respectively)                        (145,140)     (1,080,471)
                                                                                           ------------    ------------
Total                                                                                            46,570        (107,556)
                                                                                           ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 (1,314,300)    (10,205,180)
                                                                                           ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      2,737,377      (1,742,140)

NET ASSETS
   Beginning of period                                                                       60,070,571      61,812,711
                                                                                           ------------    ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
       AND UNDISTRIBUTED NET INVESTMENT INCOME OF ($408,385) AND $418,213, RESPECTIVELY]   $ 62,807,948    $ 60,070,571
                                                                                           ============    ============

                        See Notes to Financial Statements
8

Phoenix-Aberdeen International Fund

                                                         FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                 --------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                      Year Ended November 30
                                                   5/31/04     ------------------------------------------------------------
                                                 (Unaudited)       2003        2002        2001        2000         1999
Net asset value, beginning of period                  $8.21        $7.11      $ 7.92      $11.39      $15.33       $15.98
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     0.04         0.06        0.02       (0.01)      (0.03)        0.04
   Net realized and unrealized gain (loss)             0.65         1.04       (0.83)      (2.45)      (1.35)        2.49
                                                    -------      -------     -------     -------    --------     --------
     TOTAL FROM INVESTMENT OPERATIONS                  0.69         1.10       (0.81)      (2.46)      (1.38)        2.53
                                                    -------      -------     -------     -------    --------     --------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.15)          --          --          --       (0.13)       (0.07)
   Distributions from net realized gains                 --           --          --       (1.01)      (2.43)       (3.11)
                                                    -------      -------     -------     -------    --------     --------
     TOTAL DISTRIBUTIONS                              (0.15)          --          --       (1.01)      (2.56)       (3.18)
                                                    -------      -------     -------     -------    --------     --------
Change in net asset value                              0.54         1.10       (0.81)      (3.47)      (3.94)       (0.65)
                                                    -------      -------     -------     -------    --------     --------
NET ASSET VALUE, END OF PERIOD                        $8.75        $8.21      $ 7.11      $ 7.92      $11.39       $15.33
                                                    =======      =======     =======     =======    ========     ========
Total return(2)                                        8.62%(4)    15.47%     (10.23)%    (23.67)%    (11.96)%      19.22%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $54,630      $51,664     $52,234     $73,833    $115,219     $151,016

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.82%(3)     2.02%       1.90 %      1.81 %      1.65 %       1.53%
   Net investment income (loss)                        0.83%(3)     0.90%       0.19 %     (0.10)%     (0.18)%       0.27%
Portfolio turnover                                       28%(4)       38%         33 %        76 %        86 %         77%

                                                                                 CLASS B
                                              -----------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                           Year Ended November 30
                                                   5/31/04     ------------------------------------------------------------
                                                 (Unaudited)        2003       2002        2001        2000         1999
Net asset value, beginning of period                  $7.56        $6.60      $ 7.40      $10.78      $14.64       $15.44
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       --(5)      0.01       (0.04)      (0.08)      (0.13)       (0.07)
   Net realized and unrealized gain (loss)             0.61         0.95       (0.76)      (2.29)      (1.27)        2.40
                                                    -------      -------     -------     -------    --------     --------
     TOTAL FROM INVESTMENT OPERATIONS                  0.61         0.96       (0.80)      (2.37)      (1.40)        2.33
                                                    -------      -------     -------     -------    --------     --------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.10)          --          --          --       (0.03)       (0.02)
   Distributions from net realized gains                 --           --          --       (1.01)      (2.43)       (3.11)
                                                    -------      -------     -------     -------    --------     --------
     TOTAL DISTRIBUTIONS                              (0.10)          --          --       (1.01)      (2.46)       (3.13)
                                                    -------      -------     -------     -------    --------     --------
Change in net asset value                              0.51         0.96       (0.80)      (3.38)      (3.86)       (0.80)
                                                    -------      -------     -------     -------    --------     --------
NET ASSET VALUE, END OF PERIOD                        $8.07        $7.56      $ 6.60      $ 7.40      $10.78       $14.64
                                                    =======      =======     =======     =======    ========     ========
Total return(2)                                        8.15%(4)    14.55%     (10.81)%    (24.24)%    (12.67)%      18.45 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $7,030       $7,377      $8,562     $12,047     $19,922      $23,694

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.57%(3)     2.78%       2.65 %      2.56 %      2.40 %       2.29 %
   Net investment income (loss)                        0.04%(3)     0.14%      (0.56)%     (0.85)%     (0.93)%      (0.51)%
Portfolio turnover                                       28%(4)       38%         33 %        76 %        86 %         77 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Amount less than $0.01.

                        See Notes to Financial Statements

Phoenix-Aberdeen International Fund

                                                         FINANCIAL HIGHLIGHTS
                               (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS C
                                                 -------------------------------------------------------------------------
                                                 Six Months                                                     From
                                                    Ended                Year Ended November 30               Inception
                                                   5/31/04     ---------------------------------------------  3/30/99 to
                                                 (Unaudited)       2003        2002        2001       2000     11/30/99
Net asset value, beginning of period                  $7.54        $6.56      $ 7.37      $10.74      $14.65    $12.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       --(5)      0.01       (0.04)      (0.07)      (0.13)    (0.08)
   Net realized and unrealized gain (loss)             0.60         0.97       (0.77)      (2.29)      (1.26)     1.93
                                                    -------      -------     -------     -------    --------    ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.60         0.98       (0.81)      (2.36)      (1.39)     1.85
                                                    -------      -------     -------     -------    --------    ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.10)          --          --          --       (0.09)    (0.02)
   Distributions from net realized gains                 --           --          --       (1.01)      (2.43)       --
                                                    -------      -------     -------     -------    --------    ------
     TOTAL DISTRIBUTIONS                              (0.10)          --          --       (1.01)      (2.52)    (0.02)
                                                    -------      -------     -------     -------    --------    ------
Change in net asset value                              0.50         0.98       (0.81)      (3.37)      (3.91)     1.83
                                                    -------      -------     -------     -------    --------    ------
NET ASSET VALUE, END OF PERIOD                        $8.04        $7.54      $ 6.56      $ 7.37      $10.74    $14.65
                                                      =====        =====      ======      ======      ======    ======
Total return(2)                                        8.17 %(4)   14.94%     (10.99)%    (24.23)%    (12.63)%   14.41 %(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $1,148       $1,029      $1,017      $1,446      $2,037    $1,137

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.57 %(3)    2.78%       2.65 %      2.56 %      2.40 %    2.30 %(3)
   Net investment income (loss)                        0.07 %(3)    0.14%      (0.56)%     (0.81)%     (0.90)%   (0.85)%(3)
Portfolio turnover                                       28 %(4)      38%         33 %        76 %        86 %      77 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Amount less than $0.01.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                           INVESTMENTS AT MAY 31, 2004
                                   (UNAUDITED)

                                                           SHARES      VALUE
                                                           ------   -----------

DOMESTIC COMMON STOCKS--94.4%

REAL ESTATE INVESTMENT TRUSTS--93.1%

DIVERSIFIED--6.5%
iStar Financial, Inc. ................................... 193,094   $ 7,385,846
Vornado Realty Trust .................................... 303,888    16,607,479

--------------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                    23,993,325
--------------------------------------------------------------------------------


HEALTH CARE--3.1%
Health Care Property Investors, Inc. .................... 159,681     3,837,135
Health Care REIT, Inc. .................................. 111,433     3,616,001
Healthcare Realty Trust, Inc. ........................... 105,535     3,857,304

--------------------------------------------------------------------------------
TOTAL HEALTH CARE                                                    11,310,440
--------------------------------------------------------------------------------


INDUSTRIAL/OFFICE--31.5%

INDUSTRIAL--11.1%
AMB Property Corp. ...................................... 117,000     3,866,850
CenterPoint Properties Trust ............................ 226,461    16,678,852
Keystone Property Trust ................................. 251,491     6,015,665
ProLogis Trust .......................................... 437,800    14,035,868
                                                                    -----------
                                                                     40,597,235
                                                                    -----------

MIXED--2.0%
Duke Realty Corp. ....................................... 109,968     3,558,564
Reckson Associates Realty Corp. ......................... 148,043     3,852,079
                                                                    -----------
                                                                      7,410,643
                                                                    -----------

OFFICE--18.4%
Alexandria Real Estate Equities, Inc. ................... 187,975    10,329,226
Arden Realty, Inc. ......................................  95,363     2,827,513
Boston Properties, Inc. ................................. 272,345    13,442,949
Corporate Office Properties Trust ....................... 608,556    14,118,499
Equity Office Properties Trust .......................... 125,752     3,389,017
Kilroy Realty Corp. ..................................... 112,242     3,829,697
Maguire Properties, Inc. ................................ 232,332     5,715,367
SL Green Realty Corp. ................................... 305,857    13,916,494
                                                                    -----------
                                                                     67,568,762
                                                                    -----------

--------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                             115,576,640
--------------------------------------------------------------------------------


LODGING/RESORTS--3.9%
Hospitality Properties Trust ............................  94,140     3,853,150
Host Marriott Corp.(b) .................................. 595,777     7,304,226
LaSalle Hotel Properties ................................ 126,272     3,049,469

--------------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                                14,206,845
--------------------------------------------------------------------------------



                                                           SHARES      VALUE
                                                           ------   -----------

RESIDENTIAL--13.7%

Apartments--13.7%
Archstone-Smith Trust ................................... 480,811   $13,967,560
Camden Property Trust ................................... 137,047     6,401,465
Equity Residential ...................................... 276,888     8,151,583
Essex Property Trust, Inc. ..............................  90,228     5,914,445
Home Properties, Inc. ................................... 130,543     5,166,892
Town & Country Trust (The) ..............................  82,562     2,008,733
United Dominion Realty Trust, Inc. ...................... 441,903     8,811,546

--------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                    50,422,224
--------------------------------------------------------------------------------


RETAIL--31.8%

FREE STANDING--0.6%
Realty Income Corp. .....................................  54,708     2,185,584

REGIONAL MALLS--16.2%
CBL & Associates Properties, Inc. ....................... 206,469    11,008,927
General Growth Properties, Inc. ......................... 624,138    18,337,175
Macerich Co. (The) ...................................... 263,677    11,931,384
Simon Property Group, Inc. .............................. 352,898    18,198,950
                                                                    -----------
                                                                     59,476,436
SHOPPING CENTERS--15.0%
Chelsea Property Group, Inc. ............................ 304,957    16,766,536
Developers Diversified Realty Corp. ..................... 427,397    14,698,183
Kimco Realty Corp. ......................................  30,445     1,398,948
Pan Pacific Retail Properties, Inc. ..................... 219,103    10,078,738
Tanger Factory Outlet Centers, Inc. ..................... 100,997     3,920,703
Weingarten Realty Investors ............................. 270,765     8,385,592
                                                                    -----------
                                                                     55,248,700
                                                                    -----------
--------------------------------------------------------------------------------
TOTAL RETAIL                                                        116,910,720
--------------------------------------------------------------------------------


SELF STORAGE--2.6%
Public Storage, Inc. .................................... 137,345     6,316,497
Shurgard Storage Centers, Inc. Class A ..................  83,323     3,124,612

--------------------------------------------------------------------------------
TOTAL SELF STORAGE                                                    9,441,109
--------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $297,092,534)                                      341,861,303
--------------------------------------------------------------------------------


HOTELS, RESORTS & CRUISE LINES--1.3%
Starwood Hotels & Resorts Worldwide, Inc. ............... 108,772     4,588,002
(Identified cost $4,546,761)

--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.4%
(IDENTIFIED COST $301,639,295)                                      346,449,305
--------------------------------------------------------------------------------



                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                               -------- --------  -----------
SHORT-TERM OBLIGATIONS--5.2%

FEDERAL AGENCY SECURITIES--0.6%
FHLB 1.35%, 4/29/05 ............................         $ 2,400  $ 2,387,739

COMMERCIAL PAPER--4.6%
UBS Finance Delaware LLC 1.04%,
6/1/04 .......................................... A-1+     2,030    2,030,000

CAFCO LLC 1.02%, 6/2/04 ......................... A-1+     8,440    8,439,760

Alpine Securitization Corp. 1.04%,
6/7/04 ..........................................  A-1     3,500    3,499,393

Verizon Network Funding Corp. 1.05%,
6/16/04 ......................................... A-1+     2,875    2,873,743
                                                                  -----------
                                                                   16,842,896
                                                                  -----------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $19,242,896)                                      19,230,635
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $320,882,191)                                    365,679,940(a)

Other assets and liabilities, net--0.4%                             1,503,680
                                                                  -----------
NET ASSETS--100.0%                                               $367,183,620
                                                                 ============



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $45,623,594 and gross depreciation of $139,220 for federal income tax purposes. At May 31, 2004, the aggregate cost of securities for federal income tax purposes was $320,195,566.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $320,882,191)                              $  365,679,940
Cash                                                                    3,408
Receivables
   Fund shares sold                                                 2,919,335
   Dividends and interest                                             407,029
   Fund share loss receivable from adviser                              6,839
Prepaid expenses                                                        3,926
                                                                 ------------
     Total assets                                                 369,020,477
                                                                 ------------
LIABILITIES
Payables
   Fund shares repurchased                                          1,395,710
   Investment advisory fee                                            215,710
   Distribution and service fees                                      108,229
   Transfer agent fee                                                  48,482
   Financial agent fee                                                 23,560
   Trustees' fee                                                        2,164
Accrued expenses                                                       43,002
                                                                 ------------
     Total liabilities                                              1,836,857
                                                                 ------------
NET ASSETS                                                       $367,183,620
                                                                 ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                 $299,976,582
Undistributed net investment income                                 2,538,696
Accumulated net realized gain                                      19,870,593
Net unrealized appreciation                                        44,797,749
                                                                 ------------
NET ASSETS                                                       $367,183,620
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $305,607,610)               14,611,705
Net asset value and offering price per share                           $20.92
Offering price per share $20.92/(1-5.75%)                              $22.20

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $44,440,956)                 2,145,217
Net asset value and offering price per share                           $20.72

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $17,135,054)                   820,352
Net asset value and offering price per share                           $20.89



                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $  8,469,192
Interest                                                               86,837
                                                                  -----------
     Total investment income                                        8,556,029
                                                                  -----------
EXPENSES
Investment advisory fee                                             1,346,308
Service fees, Class A                                                 381,577
Distribution and service fees, Class B                                216,579
Distribution and service fees, Class C                                 52,192
Financial agent fee                                                   132,551
Transfer agent                                                        230,682
Printing                                                               42,115
Registration                                                           30,847
Professional                                                           16,307
Custodian                                                              16,211
Trustees                                                               15,769
Miscellaneous                                                           8,592
                                                                  -----------
     Total expenses                                                 2,489,730
                                                                  -----------
NET INVESTMENT INCOME                                               6,066,299
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    19,935,353
Net change in unrealized appreciation (depreciation) on
   investments                                                     (9,575,483)
                                                                  -----------
NET GAIN ON INVESTMENTS                                            10,359,870
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $16,426,169
                                                                  ===========


                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                                Ended
                                                                                               5/31/04       Year Ended
                                                                                             (Unaudited)      11/30/03
                                                                                            ------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                                             $  6,066,299   $  5,791,158
   Net realized gain (loss)                                                                   19,935,353      2,565,890
   Net change in unrealized appreciation (depreciation)                                       (9,575,483)    48,618,752
                                                                                            ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                16,426,169     56,975,800
                                                                                            ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (3,936,610)    (4,700,087)
   Net investment income, Class B                                                               (407,219)      (733,727)
   Net investment income, Class C                                                                (75,365)       (12,512)
   Net realized short-term gains, Class A                                                       (690,034)            --
   Net realized short-term gains, Class B                                                       (102,642)            --
   Net realized short-term gains, Class C                                                        (14,829)            --
   Net realized long-term gains, Class A                                                      (1,557,926)      (573,550)
   Net realized long-term gains, Class B                                                        (231,740)      (147,298)
   Net realized long-term gains, Class C                                                         (33,479)            --
                                                                                            ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (7,049,844)    (6,167,174)
                                                                                            ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (7,107,957 and 11,402,847 shares, respectively)             148,695,408    196,065,757
   Net asset value of shares issued from reinvestment of distributions
     (258,052 and 278,002 shares, respectively)                                                5,368,336      4,661,847
   Cost of shares repurchased (5,723,911 and 2,010,268 shares, respectively)                (116,868,056)   (34,684,889)
                                                                                            ------------   ------------
Total                                                                                         37,195,688    166,042,715
                                                                                            ------------   ------------
CLASS B
   Proceeds from sales of shares (422,244 and 1,131,701 shares, respectively)                  8,818,993     19,357,695
   Net asset value of shares issued from reinvestment of distributions
     (31,521 and 46,602 shares, respectively)                                                    645,630        764,801
   Cost of shares repurchased (282,345 and 367,779 shares, respectively)                      (5,778,506)    (6,217,570)
                                                                                            ------------   ------------
Total                                                                                          3,686,117     13,904,926
                                                                                            ------------   ------------
CLASS C
   Proceeds from sales of shares (603,367 and 246,462 shares, respectively)                   12,674,054      4,663,330
   Net asset value of shares issued from reinvestment of distributions
     (5,415 and 551 shares, respectively)                                                        112,945         10,135
   Cost of shares repurchased (26,839 and 8,604 shares, respectively)                           (560,092)      (154,709)
                                                                                            ------------   ------------
Total                                                                                         12,226,907      4,518,756
                                                                                            ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  53,108,712    184,466,397
                                                                                            ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      62,485,037    235,275,023

NET ASSETS
   Beginning of period                                                                       304,698,583     69,423,560
                                                                                            ------------   ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $2,538,696 AND $891,591, RESPECTIVELY]                                                 $367,183,620   $304,698,583
                                                                                            ============   ============

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                               --------------------------------------------------------------------------------
                                                Six Months
                                                   Ended                       Year Ended November 30
                                                 5/31/04       ----------------------------------------------------------------
                                               (Unaudited)       2003         2002        2001          2000         1999

Net asset value, beginning of period               $20.09       $15.59       $15.23      $14.42        $11.11       $12.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.36         0.62(2)      0.69(2)     0.58(2)       0.53         0.51(2)
   Net realized and unrealized gain (loss)           0.92         4.62         1.04        0.81          3.26        (1.07)
                                                   ------       ------       ------      ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                1.28         5.24         1.73        1.39          3.79        (0.56)
                                                   ------       ------       ------      ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.28)       (0.62)       (0.68)      (0.58)        (0.48)       (0.58)
   Distributions from net realized gains            (0.17)       (0.12)       (0.69)         --            --           --
                                                   ------       ------       ------      ------        ------       ------
     TOTAL DISTRIBUTIONS                            (0.45)       (0.74)       (1.37)      (0.58)        (0.48)       (0.58)
                                                   ------       ------       ------      ------        ------       ------
Change in net asset value                            0.83         4.50         0.36        0.81          3.31        (1.14)
                                                   ------       ------       ------      ------        ------       ------
NET ASSET VALUE, END OF PERIOD                     $20.92       $20.09       $15.59      $15.23        $14.42       $11.11
                                                   ======       ======       ======      ======        ======       ======
Total return(1)                                      6.32%(7)    34.81%       12.05%       9.85%        35.14%       (4.69)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $305,608     $260,615      $51,440     $22,108       $22,207      $17,014

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.28%(6)     1.30%(3)(5)  1.30%(3)    1.30%(3)(5)   1.30%(3)     1.30 %(3)
   Net investment income                             3.49%(6)     3.52%        4.48%       3.97%         4.14%        4.30 %
Portfolio turnover                                     17%(7)       16%          14%         39%           17%          22 %

                                                                               CLASS B
                                               ------------------------------------------------------------------------------
                                                                      Six Months
                                                  Ended                       Year Ended November 30
                                                 5/31/04      ---------------------------------------------------------------
                                               (Unaudited)       2003         2002        2001       2000         1999
Net asset value, beginning of period               $19.91       $15.46       $15.11      $14.29     $11.04       $12.19
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.28         0.48(2)      0.57(2)     0.48(2)    0.42         0.42(2)
   Net realized and unrealized gain (loss)           0.90         4.59         1.03        0.80       3.24        (1.06)
                                                   ------       ------       ------      ------     ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                1.18         5.07         1.60        1.28       3.66        (0.64)
                                                   ------       ------       ------      ------     ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.20)       (0.50)       (0.56)      (0.46)     (0.41)       (0.51)
   Distributions from net realized gains            (0.17)       (0.12)       (0.69)         --         --           --
                                                   ------       ------       ------      ------     ------       ------
     TOTAL DISTRIBUTIONS                            (0.37)       (0.62)       (1.25)      (0.46)     (0.41)       (0.51)
                                                   ------       ------       ------      ------     ------       ------
Change in net asset value                            0.81         4.45         0.35        0.82       3.25        (1.15)
                                                   ------       ------       ------      ------     ------       ------
NET ASSET VALUE, END OF PERIOD                     $20.72       $19.91       $15.46      $15.11     $14.29       $11.04
                                                   ======       ======       ======      ======     ======       ======
Total return(1)                                      5.94%(7)    33.76%       11.23%       9.09%     34.05%       (5.38)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $44,441      $39,299      $17,984     $12,565    $13,184      $12,241

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.02%(6)     2.05%(4)(5)  2.05%(4)    2.05%(4)(5)2.05%(4)     2.05 %(4)
   Net investment income                             2.74%(6)     2.79%        3.70%       3.25%      3.44%        3.54 %
Portfolio turnover                                     17%(7)       16%          14%         39%        17%          22 %

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.34%, 1.61%, 1.76%, 1.79% and 1.75% for the periods ended November 30, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.09%, 2.37%, 2.52%, 2.54% and 2.50% for the periods ended November 30, 2003, 2002,
    2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                           CLASS C
                                             -----------------------------------
                                                Six Months       From
                                                   Ended       Inception
                                                  5/31/04     7/25/03 to
                                                (Unaudited)    11/30/03

Net asset value, beginning of period               $20.07       $17.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.29         0.19(2)
   Net realized and unrealized gain (loss)           0.90         2.13
                                                   ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                1.19         2.32
                                                   ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.20)       (0.15)
   Distributions from net realized gains            (0.17)          --
                                                   ------       ------
     TOTAL DISTRIBUTIONS                            (0.37)       (0.15)
                                                   ------       ------
Change in net asset value                            0.82         2.17
                                                   ------       ------
NET ASSET VALUE, END OF PERIOD                     $20.89       $20.07
                                                   ======       ======
Total return(1)                                      5.94%(6)    13.03%(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $17,135       $4,785

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.02%(5)     2.05%(3)(4)(5)
   Net investment income                             2.76%(5)     2.88%(5)
Portfolio turnover                                     17%(6)       16%(6)


(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.07% for the period ended November 30, 2003.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                           INVESTMENTS AT MAY 31, 2004
                                   (UNAUDITED)

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)      VALUE
                                                -------  ------   -----------

DOMESTIC CORPORATE BONDS--2.0%

DIVERSIFIED METALS & Mining--2.0%
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10(i) ............................   B      $1,000   $ 1,075,000

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $1,115,064)                                        1,075,000
--------------------------------------------------------------------------------



FOREIGN GOVERNMENT SECURITIES--76.0%

ARGENTINA--1.9%
Province of Buenos Aires 10.75%,
3/3/05(k) .....................................  Ca       1,000(f)    421,297

Republic of Argentina 7%, 12/19/08 ............  Ca       1,000       297,500

Republic of Argentina Series BGL5
11.375%, 1/30/17 ..............................  Ca       1,000       327,500
                                                                  -----------
                                                                    1,046,297
                                                                  -----------

BRAZIL--8.4%
Federative Republic of Brazil 11%,
1/11/12 .......................................   B       2,000     1,965,000

Federative Republic of Brazil 8%,
4/15/14 .......................................   B       1,173     1,047,430

Federative Republic of Brazil DCB-L
2.125%, 4/15/12(b) ............................   B       1,882     1,551,765
                                                                  -----------
                                                                    4,564,195
                                                                  -----------

CHILE--0.9%
Republic of Chile 1.57%, 1/28/08(b) ...........  Baa        500       502,000

COLOMBIA--2.3%
Republic of Colombia 8.125%, 5/21/24(i) .......  Ba       1,600     1,252,000

CROATIA--1.1%
Republic of Croatia 4.625%, 2/24/10(i) ........  Baa        500(f)    610,575

ECUADOR--1.3%
Republic of Ecuador RegS 7%, 8/15/30(b) .......  Caa      1,000       707,500

INDONESIA--0.8%
Republic of Indonesia 144A
6.75%, 3/10/14(c) .............................   B         500       432,500



                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)       VALUE
                                                -------  -------  -----------

MEXICO--8.7%
United Mexican States 1.84%,
1/13/09(b)(i) .................................  Baa     $  750   $   760,500

United Mexican States 6.625%, 3/3/15(i) .......  Baa      4,000     3,994,000
                                                                  -----------
                                                                    4,754,500
                                                                  -----------

NIGERIA--2.0%
Federal Republic of Nigeria Promissory
Notes Series RC 5.092%, 1/5/10 ................  NR       1,190     1,079,911

PANAMA--2.0%
Republic of Panama 9.375%, 1/16/23(i) .........  Ba         900       913,500
Republic of Panama 8.125%, 4/28/34 ............  Ba         225       201,375
                                                                  -----------
                                                                    1,114,875
                                                                  -----------

PERU--3.1%
Republic of Peru 8.375%, 5/3/16 ...............  Ba       1,000       905,000
Republic of Peru PDI 5%, 3/7/17(b) ............  Ba         910       773,500
                                                                  -----------
                                                                    1,678,500
                                                                  -----------

PHILIPPINES--5.9%
Republic of Philippines 8.375%, 2/15/11 .......  Ba       1,000       980,000
Republic of Philippines 10.625%, 3/16/25 ......  Ba       1,000     1,027,500

Republic of Philippines RegS 8.75%,
10/7/16 .......................................  Ba       1,300     1,215,745
                                                                  -----------
                                                                    3,223,245
                                                                  -----------

RUSSIA--19.9%
Ministry Finance of Russia Series VII 3%,
5/14/11 .......................................  Ba       2,000     1,530,000

Russian Federation RegS 8.75%, 7/24/05 ........  Baa      1,000     1,058,750
Russian Federation RegS 10%, 6/26/07 ..........  Baa      3,000     3,397,500
Russian Federation RegS 11%, 7/24/18 ..........  Baa      2,000     2,520,000
Russian Federation RegS 12.75%, 6/24/28 .......  Baa      1,000     1,460,000
Russian Federation RegS 5%, 3/31/30(b) ........  Baa      1,000       909,375
                                                                  -----------
                                                                   10,875,625
                                                                  -----------

SLOVAKIA--2.2%
Slovak Republic 7.50%, 6/23/04 ................   A       1,000(f)  1,224,569


                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)          VALUE
                                                -------  -------     -----------

SOUTH AFRICA--0.7%
Republic of South Africa Series R153 13%,
8/31/10 ....................................   A           2,250(g)  $   393,261

TURKEY--8.3%
Republic of Turkey 9.875%, 3/19/08(i) ......   B        $  1,700       1,780,750
Republic of Turkey 11%, 1/14/13 ............   B           1,000       1,075,000
Republic of Turkey 8%, 2/14/34 .............   B             800         708,000

Republic of Turkey Treasury Bond 0%,
8/18/04(e) .................................   B+  1,551,300,000(h)      984,184
                                                                     -----------
                                                                       4,547,934
                                                                     -----------

UKRAINE--1.7%
Government of Ukraine RegS 7.65%,
6/11/13 ....................................   B           1,000         947,998

URUGUAY--1.4%
Republic of Uruguay 7.25%, 2/15/11 .........   B             500         417,500
Republic of Uruguay 7.875%, 1/15/33 ........   B             513         333,161
                                                                     -----------
                                                                         750,661
                                                                     -----------

VENEZUELA--3.4%
Republic of Venezuela 9.25%, 9/15/27 .......  Caa          1,000         842,411

Republic of Venezuela RegS 1.15%,
9/30/04 ....................................   NR          1,000         986,318
                                                                     -----------
                                                                       1,828,729
                                                                     -----------

--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $43,185,699)                                         41,534,875
--------------------------------------------------------------------------------



FOREIGN CORPORATE BONDS(l)--8.6%

BRAZIL--1.3%
CSN Islands VIII Corp. 144A 9.75%,
12/16/13 (Steel)(c) ........................   B             500         435,000

Petrobras International Finance Co.
8.375%, 12/10/18 (Gas Utilities) ...........  Ba             300         270,000
                                                                     -----------
                                                                         705,000
                                                                     -----------

MEXICO--1.7%
Banco Mercantil del Norte SA 144A
5.875%, 2/17/14 (Diversified Banks)(b)(c) ..  Baa          1,000         975,000

RUSSIA--1.6%
Citibank Global Markets Deutchland for
Severstal 144A 9.25%, 4/19/14 (Steel)(c) ...   B           1,000         866,250


                                                          PAR
                                                MOODY'S  VALUE
                                                RATING   (000)          VALUE
                                                -------  -------     -----------

SAINT LUCIA--0.9%
First Citizens St. Lucia Ltd. 144A 5.125%,
2/14/11 (Regional Banks)(c) ................ BBB-(d)      $  500     $   485,615

TURKEY--1.9%
Export Credit Bank of Turkey 144A 11.50%,
2/25/05 (Regional Banks)(c) ................   B           1,000       1,040,000

VENEZUELA--1.2%
PDVSA Finance Ltd. 6.80%, 11/15/08
(Oil & Gas Exploration & Production) .......  Caa            640         649,600

--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,986,947)                                           4,721,465
--------------------------------------------------------------------------------


                                                         SHARES         VALUE
                                                       ---------     -----------

FOREIGN PREFERRED STOCKS(l)--1.0%

RUSSIA--1.0%
Transneft Pfd. (Oil & Gas Refining, Marketing
& Transportation)                                            600         521,400

--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $256,200)                                               521,400
--------------------------------------------------------------------------------


FOREIGN COMMON STOCKS(l)--0.4%

BRAZIL--0.1%
Tele Centro Oeste Celular Participacoes SA ADR
(Wireless Telecommunication Services)                      3,166          27,006

RUSSIA--0.3%
JSC Severstal - Avto (Automobile
Manufacturers)(e)(j)(k)                                    4,675               0

MMC Norilsk Nickel ADR (Diversified Metals
& Mining)                                                  3,000         166,485

Severstal - Resurs (Diversified Metals & Mining)(e)(j)(k)  4,675               0
                                                                     -----------
                                                                         166,485
                                                                     -----------

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $189,091)                                               193,491
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--88.0%
(IDENTIFIED COST $49,733,001)                                         48,046,231
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                                              STANDARD    PAR
                                              & POOR'S   VALUE
                                               RATING    (000)       VALUE
                                              --------  -------  -----------

SHORT-TERM OBLIGATIONS--7.3%

COMMERCIAL PAPER--7.3%
UBS Finance Delaware LLC 1.02%,
6/1/04 ........................................ A-1+      $2,030  $ 2,030,000

Verizon Network Funding Corp. 1.05%,
6/8/04 ........................................ A-1+       1,985    1,984,595

--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,014,595)                                        4,014,595
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--95.3%
(IDENTIFIED COST $53,747,596)                                      52,060,826(a)

Other assets and liabilities, net--4.7%                             2,587,476
                                                                  -----------
NET ASSETS--100.0%                                                $54,648,302
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,211,424 and gross depreciation of $3,436,452 for federal income tax purposes. At May 31, 2004, the aggregate cost of securities for federal income tax purposes was $54,285,854.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted to a value of $4,234,365 or 7.8% of net assets.
(d) As rated by Standard & Poor's or Fitch.
(e) Non-income producing.
(f) Par value represents Euro.
(g) Par value represents South African Rand.
(h) Par value represents Turkish Lira.
(i) All or a portion segregated as collateral for swaps.
(j) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At May 31, 2004, these securities amounted to a value of $0 or 0% of net assets.
(k) Security in default.
(l) Foreign Corporate Bonds, Foreign Preferred Stocks and Foreign Common Stocks are determined based on the country in which the security is issued. The country at risk, noted in the header, is determined based on criteria described in Note 2N "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $53,747,596)                                 $ 52,060,826
Cash                                                                       11
Foreign currency at value
   (Identified cost $4,716)                                             4,842
Receivables
   Investment securities sold                                       1,718,083
   Dividends and interest                                           1,103,133
   Unrealized appreciation on swap agreements                         216,796
   Fund shares sold                                                    70,823
   Fund share loss receivable from adviser                                 10
Prepaid expenses                                                          319
                                                                 ------------
     Total assets                                                  55,174,843
                                                                 ------------
LIABILITIES
Payables
   Fund shares repurchased                                            276,255
   Unrealized depreciation on swap agreements                          98,779
   Investment advisory fee                                             36,382
   Distribution and service fees                                       33,060
   Transfer agent fee                                                  20,368
   Foreign taxes payable                                                7,436
   Financial agent fee                                                  6,738
   Trustees' fee                                                        2,164
Accrued expenses                                                       45,359
                                                                 ------------
     Total liabilities                                                526,541
                                                                 ------------
Net Assets                                                       $ 54,648,302
                                                                 ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest                 $ 95,413,509
Distributions in excess of net investment income                     (398,868)
Accumulated net realized loss                                     (38,881,666)
Net unrealized depreciation                                        (1,484,673)
                                                                 ------------
NET ASSETS                                                       $ 54,648,302
                                                                 ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $22,710,040)                 2,977,216
Net asset value per share                                               $7.63
Offering price per share $7.63/(1-4.75%)                                $8.01

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $29,849,594)                 3,996,587
Net asset value and offering price per share                            $7.47

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,088,668)                    278,192
Net asset value and offering price per share                            $7.51



                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                          $ 2,782,331
Dividends                                                              16,082
Foreign taxes withheld                                                (12,432)
                                                                  -----------
     Total investment income                                        2,785,981
                                                                  -----------
EXPENSES
Investment advisory fee                                               286,200
Service fees, Class A                                                  41,635
Distribution and service fees, Class B                                200,256
Distribution and service fees, Class C                                 14,804
Financial agent fee                                                    40,795
Transfer agent                                                         51,206
Professional                                                           20,796
Custodian                                                              20,418
Registration                                                           16,202
Trustees                                                               15,769
Printing                                                               14,813
Miscellaneous                                                           7,796
                                                                  -----------
     Total expenses                                                   730,690
                                                                  -----------
NET INVESTMENT INCOME                                               2,055,291
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     1,947,795
Net realized gain on foreign currency transactions                     98,305
Net realized gain on swap agreements                                   57,663
Net change in unrealized appreciation (depreciation)
   on investments                                                  (5,138,211)
Net change in unrealized appreciation (depreciation) on
   swap agreements                                                    157,513
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                  23,081
                                                                  -----------
NET LOSS ON INVESTMENTS                                            (2,853,854)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (798,563)
                                                                  ===========


                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                             Six Months
                                                                                                Ended
                                                                                               5/31/04       Year Ended
                                                                                             (Unaudited)      11/30/03
                                                                                            ------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                                             $  2,055,291   $  6,357,697
   Net realized gain (loss)                                                                    2,103,763     16,121,902
   Net change in unrealized appreciation (depreciation)                                       (4,957,617)      (781,612)
                                                                                            ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  (798,563)    21,697,987
                                                                                            ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,210,371)    (2,943,832)
   Net investment income, Class B                                                             (1,340,768)    (3,617,210)
   Net investment income, Class C                                                                (98,733)      (341,498)
                                                                                            ------------   ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (2,649,872)    (6,902,540)
                                                                                            ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (301,083 and 2,135,397 shares, respectively)                  2,472,727     15,910,778
   Net asset value of shares issued from reinvestment of distributions
     (66,477 and 165,171 shares, respectively)                                                   541,042      1,238,993
   Cost of shares repurchased (1,839,388 and 2,465,997 shares, respectively)                 (14,633,750)   (18,669,401)
                                                                                            ------------   ------------
Total                                                                                        (11,619,981)    (1,519,630)
                                                                                            ------------   ------------
CLASS B
   Proceeds from sales of shares (58,018 and 294,532 shares, respectively)                       471,878      2,171,985
   Net asset value of shares issued from reinvestment of distributions
     (59,763 and 164,403 shares, respectively)                                                   477,366      1,206,502
   Cost of shares repurchased (1,767,661 and 1,826,994 shares, respectively)                 (14,003,455)   (13,588,952)
                                                                                            ------------   ------------
   Total                                                                                     (13,054,211)   (10,210,465)
                                                                                            ------------   ------------
CLASS C
   Proceeds from sales of shares (27,111 and 396,151 shares, respectively)                       224,531      2,819,786
   Net asset value of shares issued from reinvestment of distributions
     (4,630 and 18,192 shares, respectively)                                                      37,080        135,258
   Cost of shares repurchased (183,392 and 398,231 shares, respectively)                      (1,489,809)    (3,070,145)
                                                                                            ------------   ------------
   Total                                                                                      (1,228,198)      (115,101)
                                                                                            ------------   ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 (25,902,390)   (11,845,196)
                                                                                            ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                     (29,350,825)     2,950,251

NET ASSETS
   Beginning of period                                                                        83,999,127     81,048,876
                                                                                            ------------   ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($398,868) AND $195,713, RESPECTIVELY]          $ 54,648,302   $ 83,999,127
                                                                                            ============   ============

                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                              -----------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                          Year Ended November 30
                                                   5/31/04     ------------------------------------------------------------
                                               (Unaudited)(10)    2003(10)    2002(7)      2001        2000         1999
Net asset value, beginning of period              $ 8.07          $ 6.80      $ 6.58      $ 6.96      $ 7.69       $ 7.20
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            0.24(2)         0.67        0.67(2)     0.90        1.32(2)      1.23
   Net realized and unrealized gain (loss)         (0.38)           1.22        0.26       (0.36)      (1.05)        0.40
                                                  ------          ------      ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              (0.14)           1.89        0.93        0.54        0.27         1.63
                                                  ------          ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.30)          (0.62)      (0.57)      (0.92)      (1.00)       (1.14)
   Distributions from net realized gains              --              --          --          --          --           --
   Return of capital                                  --              --       (0.14)         --          --           --
                                                  ------          ------      ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                           (0.30)          (0.62)      (0.71)      (0.92)      (1.00)       (1.14)
                                                  ------          ------      ------      ------      ------       ------
Change in net asset value                          (0.44)           1.27        0.22       (0.38)      (0.73)        0.49
                                                  ------          ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                    $ 7.63          $ 8.07      $ 6.80      $ 6.58      $ 6.96       $ 7.69
                                                  ======          ======      ======      ======      ======       ======
Total return(1)                                    (2.04)%(9)      28.94%      14.55%       7.42%       2.44%       25.63%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $22,710         $35,910     $31,401     $30,202     $32,344      $54,849
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.49 %(8)       1.49%(6)    1.58%(5)    1.58%(4)    1.51%(3)     1.56%
   Net investment income                            5.81 %(8)       7.73%       9.67%      13.09%      16.47%       17.96%
Portfolio turnover                                    78 %(9)        491%        588%        932%        528%         326%

                                                                                 CLASS B
                                               ---------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                         Year Ended November 30
                                                   5/31/04       ----------------------------------------------------------
                                               (Unaudited)(10)    2003(10)    2002(7)      2001        2000         1999
Net asset value, beginning of period               $ 7.91         $ 6.68      $ 6.47      $ 6.86      $ 7.60       $ 7.13
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                             0.20(2)        0.58        0.60(2)     0.84        1.29(2)      1.17
   Net realized and unrealized gain (loss)          (0.37)          1.22        0.27       (0.37)      (1.09)        0.40
                                                   ------         ------      ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               (0.17)          1.80        0.87        0.47        0.20         1.57
                                                   ------         ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.27)         (0.57)      (0.53)      (0.86)      (0.94)       (1.10)
   Distributions from net realized gains               --             --          --          --          --           --
   Return of capital                                   --             --       (0.13)         --          --           --
                                                   ------         ------      ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                            (0.27)         (0.57)      (0.66)      (0.86)      (0.94)       (1.10)
                                                   ------         ------      ------      ------      ------       ------
Change in net asset value                           (0.44)          1.23        0.21       (0.39)      (0.74)        0.47
                                                   ------         ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                     $ 7.47         $ 7.91      $ 6.68      $ 6.47      $ 6.86       $ 7.60
                                                   ======         ======      ======      ======      ======       ======
Total return(1)                                     (2.31)%(9)     27.91%      13.80%       6.68%       1.60%       24.52%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)          $29,850        $44,671     $46,865     $48,495     $51,112      $58,453
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.24 %(8)      2.24%(6)    2.33%(5)    2.33%(4)    2.26%(3)     2.31%
   Net investment income                             5.06 %(8)      7.02%       8.91%      12.35%      16.10%       17.04%
Portfolio turnover                                     78 %(9)       491%        588%        932%        528%         326%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.50% for Class A and would not significantly differ for Class B.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.57% for Class A and 2.32% for Class B.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.48% for Class A and 2.23% for Class B.
(7) As required, effective December 1, 2001, the Fund has adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease the ratio of net investment income to average net assets from 9.79% to 9.67% and from 9.02% to 8.91% for Class A and Class B respectively, decrease the net investment income (loss) per share from $0.61 to $0.60 for Class B and increase the net realized and unrealized gain (loss) per share from $0.26 to $0.27 for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(8) Annualized.
(9) Not annualized.
(10) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under swap agreements and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A shares was to increase net investment income per share by $0.03 for the period ending May 31, 2004, and by $0.02 for the period ending November 30, 2003. The net investment income ratio for the periods ending May 31, 2004 and November 30, 2003 increased by 0.58% and 0.31%, respectively. For Class B shares the effect was to increase net investment income per share by $0.02 for the periods ending May 31, 2004, and November 30, 2003. The net investment income ratio for the periods ending May 31, 2004 and November 30, 2003 increased by 0.58% and 0.30%, respectively.

                        See Notes to Financial Statements

Phoenix-Goodwin Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS C
                                              -----------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                         Year Ended November 30
                                                   5/31/04     ------------------------------------------------------------
                                               (Unaudited)(7)     2003(7)      2002(4)      2001       2000         1999
Net asset value, beginning of period                 $ 7.95       $ 6.73      $ 6.51      $ 6.89      $ 7.63       $ 7.17
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.20(2)      0.58        0.61(2)     0.85        1.25(2)      1.17
   Net realized and unrealized gain (loss)            (0.37)        1.21        0.27       (0.37)      (1.05)        0.39
                                                     ------       ------      ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.17)        1.79        0.88        0.48        0.20         1.56
                                                     ------       ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.27)       (0.57)      (0.53)      (0.86)      (0.94)       (1.10)
   Distributions from net realized gains                 --           --          --          --          --           --
   Return of capital                                     --           --       (0.13)         --          --           --
                                                     ------       ------      ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                              (0.27)       (0.57)      (0.66)      (0.86)      (0.94)       (1.10)
                                                     ------       ------      ------      ------      ------       ------
Change in net asset value                             (0.44)        1.22        0.22       (0.38)      (0.74)        0.46
                                                     ------       ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $ 7.51       $ 7.95      $ 6.73      $ 6.51      $ 6.89       $ 7.63
                                                     ======       ======      ======      ======      ======       ======
Total return(1)                                       (2.30)% (6)  27.54%      13.88%       6.65%       1.73%       24.40%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $2,089       $3,418      $2,783      $2,399      $2,365       $3,010

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.25 % (5)   2.24%(3)    2.33%(3)    2.33%(3)    2.26%(3)     2.31%(3)
   Net investment income                               5.02 % (5)   7.06%       8.83%      12.37%      15.99%       16.47%
Portfolio turnover                                       78 % (6)    491%        588%        932%        528%         326%


(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) As required, effective December 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease the ratio of net investment income to average net assets from 8.95% to 8.83%, and decrease the net investment income (loss) per share from $0.62 to $0.61 and increase the net realized and unrealized gain (loss) per share from $0.26 to $0.27. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Annualized.
(6) Not annualized.
(7) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under swap agreements and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C shares was to increase net investment income per share by $0.02 for the period ending May 31, 2004, and $0.03 for November 30, 2003. The net investment income ratio for the periods ending May 31, 2004 and November 30, 2003 increased by 0.57% and 0.30%, respectively.

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                           INVESTMENTS AT MAY 31, 2004
                                   (UNAUDITED)

                                               STANDARD   PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                               --------  -------  -----------

MUNICIPAL BONDS--97.3%

ALABAMA--1.5%
Birmingham Capital Improvement General
Obligation Series A 5.50%, 8/1/25 .............  AA      $1,000   $ 1,029,070

ARKANSAS--0.5%
Drew County Public Facilities Board Single
Family Mortgage Revenue Series A-2 7.90%,
8/1/11 (FNMA Collateralized) .................. Aaa(c)       67        68,551

Jacksonville Residential Housing Facilities
Board Single Family Mortgage Revenue
Series A-2 7.90%, 1/1/11 (FNMA
Collateralized) ............................... Aaa(c)      133       135,441

Lonoke County Residential Housing
Facilities Board Single Family Mortgage
Revenue Series A-2 7.90%, 4/1/11 (FNMA
Collateralized) ............................... Aaa(c)      117       121,866

Stuttgart Public Facilities Board Single
Family Mortgage Revenue Series A-2 7.90%,
9/1/11 (FNMA Collateralized) .................. Aaa(c)       39        40,037
                                                                  -----------
                                                                      365,895
                                                                  -----------
CALIFORNIA--16.3%
California State General Obligation 5%,
2/1/20 ........................................  BBB        750       752,438

California State Public Works Board
Department of Mental Health Revenue
Series A 5.50%, 6/1/16 ........................ BBB-      1,000     1,058,690

Los Angeles Unified School District Election
of 1997 General Obligation Series E 5.125%,
1/1/27 (MBIA Insured) .........................  AAA      1,120     1,123,326

Riverside County Single Family Revenue
Issue B Escrowed to Maturity 8.625%,
5/1/16 (GNMA Collateralized)(d) ...............  AAA      4,300     5,955,371

Santa Clarita Community College District
General Obligation 5.125%, 8/1/26
(FGIC Insured) ................................  AAA      1,500     1,507,470

South Gate Utility Authority Revenue 0%,
10/1/19 (FGIC Insured) ........................  AAA      1,385       627,737
                                                                  -----------
                                                                   11,025,032
                                                                  -----------


                                               STANDARD   PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                               --------  -------  -----------

COLORADO--4.0%
Jefferson County School District
No. R-0001 General Obligation Series A
5.25%, 12/15/11 (FGIC Insured) ................  AAA     $1,000   $ 1,077,430

Municipal Subdistrict Northern Colorado
Water Conservancy District Revenue 5.25%,
12/1/15 (AMBAC Insured) .......................  AAA      1,500     1,600,095
                                                                  -----------
                                                                    2,677,525
                                                                  -----------

CONNECTICUT--3.7%
Mashantucket Western Pequot Tribe Special
Revenue Series A 144A Escrowed to
Maturity 6.50%, 9/1/05(b) .....................  AAA        845       896,655

Mashantucket Western Pequot Tribe Special
Revenue Series A 144A Escrowed to
Maturity 6.50%, 9/1/06(b) .....................  AAA        495       543,287

Mashantucket Western Pequot Tribe Special
Revenue Series B 144A 5.60%, 9/1/09(b)  Baa(c)            1,000     1,064,810
                                                                  -----------
                                                                    2,504,752
                                                                  -----------

FLORIDA--7.1%
Dade County General Obligation Series CC
7.125%, 10/1/12 (AMBAC Insured) ...............  AAA      1,490     1,847,570

Florida State Board of Education Capital
Outlay General Obligation Series A 5.25%,
6/1/16 ........................................  AA+      1,250     1,322,338

Florida State Board of Education Capital
Outlay General Obligation Series E 5.50%,
6/1/20 ........................................  AA+      1,500     1,601,520
                                                                  -----------
                                                                    4,771,428
                                                                  -----------

GEORGIA--3.2%
Cartersville Development Authority Revenue
5.625%, 5/1/09 ................................  A+       2,000     2,183,280

ILLINOIS--6.7%
Chicago Board of Education Certificate of
Participation Series A 6%, 1/1/20 (MBIA
Insured) ......................................  AAA        500       562,090

Cook County General Obligation 6.50%,
11/15/10 (FGIC Insured) .......................  AAA      1,500     1,750,245


                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                                               STANDARD   PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                               --------  -------  -----------

ILLINOIS--CONTINUED
Illinois Health Facilities Authority Revenue
Series C 7%, 4/1/08 (FSA Insured) ............. AAA      $1,100   $ 1,202,102

Metropolitan Pier & Exposition Authority
Dedicated State Tax Revenue W.I. 5.50%,
6/15/27 .......................................  AA-      1,000     1,001,120

Metropolitan Pier & Exposition Authority
Revenue Escrowed to Maturity 6.50%,
6/15/07 (FGIC Insured) ........................  AA-         30        31,001
                                                                  -----------
                                                                    4,546,558
                                                                  -----------

KENTUCKY--8.5%
Kentucky State Turnpike Authority Economic
Development Revenue 0%, 1/1/10 (FGIC
Insured) ......................................  AAA      3,300     2,667,951

Louisville and Jefferson County Metropolitan
Sewer District Revenue Series A 5.50%,
5/15/34 (MBIA Insured) ........................  AAA      2,000     2,056,840

Perry County Solid Waste Disposal Revenue
7%, 6/1/24 ....................................  BBB      1,000     1,023,440
                                                                  -----------
                                                                    5,748,231
                                                                  -----------

LOUISIANA--5.4%
Louisiana Local Government Environmental
Facilities Community Development Authority
Revenue 5.25%, 12/1/18 (AMBAC Insured) ........  AAA      2,500     2,637,525

Orleans Parish Parishwide School District
General Obligation Series B 5.50%, 9/1/20 ..... Aaa(c)    1,000     1,047,010
                                                                  -----------
                                                                    3,684,535
                                                                  -----------

MASSACHUSETTS--1.6%
Massachusetts State Industrial Finance
Agency Revenue 0%, 8/1/05 .....................  A+       1,100     1,076,482

MICHIGAN--1.1%
Coldwater Community Schools General
Obligation 5.625%, 5/1/15 (Q-SBLF
Guaranteed) ...................................  AA+        700       770,301

NEW JERSEY--5.3%
Camden County Municipal Utilities Authority
Sewer Revenue Series B 0%, 9/1/11
(FGIC Insured) ................................  AAA      3,000     2,228,880

New Jersey State Transportation Trust Fund
Authority Revenue Series B 5.25%, 6/15/15 .....  AAA      1,250     1,330,812
                                                                  -----------
                                                                    3,559,692
                                                                  -----------



                                               STANDARD   PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                               --------  -------  -----------

NORTH CAROLINA--2.3%
North Carolina Municipal Power Agency
Revenue 6%, 1/1/09 (AMBAC Insured) ............  AAA     $1,385   $ 1,547,142

TENNESSEE--2.5%
Metropolitan Government Nashville &
Davidson County Health & Educational
Facilities Board Revenue 6%, 12/1/16
(AMBAC Insured) ...............................  AAA      1,500     1,719,225

TEXAS--11.9%
Canyon Independent School District General
Obligation 5.375%, 2/15/24 (PSF
Guaranteed) ...................................  AAA      1,170     1,209,944

Harris County Toll Road Revenue 5.375%,
8/15/22 (FSA Insured) .........................  AAA      1,000     1,044,860

Midlothian Water District General Obligation
5.50%, 9/1/18 (FSA Insured) ...................  AAA      1,110     1,189,265

Northwest Independent School District
General Obligation 5%, 8/15/28 (PSF
Guaranteed) ................................... Aaa(c)    1,225     1,204,788

San Antonio Electric & Gas Revenue
Escrowed to Maturity 5%, 2/1/12 ............... Aa(c)        15        16,279

Texas State Public Finance Authority Building
Revenue 6.25%, 8/1/09 (MBIA Insured) ..........  AAA      1,250     1,371,850

University of Texas Permanent University
Fund Revenue Series B 5%, 7/1/26 ..............  AAA      1,000       998,710

Williamson County General Obligation
5.25%, 2/15/25 (FSA Insured) ..................  AAA      1,000     1,015,130
                                                                  -----------
                                                                    8,050,826
                                                                  -----------

UTAH--1.5%
South Jordan Sales Tax Revenue 5.20%,
8/15/26 (AMBAC Insured) .......................  AAA      1,000     1,002,840

VIRGINIA--4.6%
Pittsylvania County Industrial Development
Authority Revenue Series A 7.45%, 1/1/09 ......  NR       1,000       939,170

Upper Occoquan Regional Sewer Authority
Revenue Series A 5.15%, 7/1/20
(MBIA Insured)(d) .............................  AAA      2,000     2,147,440
                                                                  -----------
                                                                    3,086,610
                                                                  -----------

WASHINGTON--2.2%
Washington State General Obligation
Series B 6%, 1/1/25 ...........................  AA         420       453,885


                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                                               STANDARD   PAR
                                               & POOR'S   VALUE
                                                RATING    (000)     VALUE
                                               --------  -------  -----------

WASHINGTON--CONTINUED
Washington State General Obligation
Series E 5%, 7/1/13 (FSA Insured) ............. AAA      $1,000   $ 1,049,940
                                                                  -----------
                                                                    1,503,825
                                                                  -----------

WEST VIRGINIA--3.1%
Upshur County Solid Waste Disposal
Revenue 7%, 7/15/25 ...........................  BBB      2,000     2,112,340

WISCONSIN--4.3%
Wisconsin State Clean Water Revenue
Series 1 6.875%, 6/1/11 .......................  AA+        750       875,355

Wisconsin State Health and Educational
Facilities Authority Revenue 5%, 8/15/18
(Radian Insured) ..............................  AA       2,000     2,004,760
                                                                  -----------
                                                                    2,880,115
                                                                  -----------

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $63,088,865)                                      65,845,704
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $63,088,865)                                      65,845,704
--------------------------------------------------------------------------------



SHORT-TERM OBLIGATIONS--3.0%

COMMERCIAL PAPER--3.0%
UBS Finance Delaware LLC 1.02%, 6/1/04 ........ A-1+      2,015     2,015,000

--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,015,000)                                        2,015,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $65,103,865)                                      67,860,704(a)

Other assets and liabilities, net--(0.3)%                            (211,701)
                                                                  -----------
NET ASSETS--100.0%                                                $67,649,003
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,383,294 and gross depreciation of $609,579 for federal income tax purposes. At May 31, 2004, the aggregate cost of securities for federal income tax purposes was $65,086,989.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, these securities amounted to a value of $2,504,752 or 3.7% of net assets.
(c) As rated by Moody's or Fitch.
(d) All or a portion segregated as collateral for futures contracts and a when-issued security.
(e) At May 31, 2004, 65.6% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 10.7%, FGIC 14.6%, and AMBAC 15.3%.

                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $65,103,865)                                  $67,860,704
Receivables
   Interest                                                           934,113
   Fund shares sold                                                   108,485
   Variation margin for futures contracts                              22,188
   Investment securities sold                                           7,260
   Fund share loss receivable from adviser                                159
Prepaid expense                                                           283
                                                                  -----------
     Total assets                                                  68,933,192
                                                                  -----------
LIABILITIES
Cash overdraft                                                             80
Payables
   Fund shares repurchased                                          1,005,000
   Dividend distributions                                             177,874
   Investment advisory fee                                             25,861
   Distribution and service fees                                       16,311
   Transfer agent fee                                                  15,242
   Financial agent fee                                                  6,609
   Trustees' fee                                                        2,164
Accrued expenses                                                       35,048
                                                                  -----------
     Total liabilities                                              1,284,189
                                                                  -----------
NET ASSETS                                                        $67,649,003
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $  63,658,274
Undistributed net investment income                                    46,529
Accumulated net realized gain                                       1,035,720
Net unrealized appreciation                                         2,908,480
                                                                  -----------
NET ASSETS                                                        $67,649,003
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $64,600,031)                 5,963,419
Net asset value per share                                              $10.83
Offering price per share $10.83/(1-4.75%)                              $11.37

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,048,972)                    279,757
Net asset value and offering price per share                           $10.90



                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                          $ 1,688,990
                                                                  -----------
     Total investment income                                        1,688,990
                                                                  -----------
EXPENSES
Investment advisory fee                                               163,049
Service fees, Class A                                                  86,116
Distribution and service fees, Class B                                 17,872
Financial agent fee                                                    39,007
Transfer agent fee                                                     38,721
Trustee fees                                                           15,769
Professional                                                           14,947
Registration                                                           10,512
Printing                                                                9,243
Custodian                                                               6,800
Miscellaneous                                                          10,203
                                                                  -----------
     Total expenses                                                   412,239
                                                                  -----------
NET INVESTMENT INCOME                                               1,276,751
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                     1,090,226
Net realized loss on futures contracts                               (213,938)
Net change in unrealized appreciation (depreciation) on
   investments                                                     (2,975,356)
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                  311,188
                                                                  -----------
NET LOSS ON INVESTMENTS                                            (1,787,880)
                                                                  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  (511,129)
                                                                  ===========


                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Six Months
                                                                                      Ended
                                                                                     5/31/04        Year Ended
                                                                                   (Unaudited)       11/30/03
                                                                                   -------------   -------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  1,276,751    $  2,830,000
   Net realized gain (loss)                                                              876,288         809,698
   Net change in unrealized appreciation (depreciation)                               (2,664,168)        926,222
                                                                                    ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          (511,129)      4,565,920
                                                                                    ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (1,168,771)     (2,660,638)
   Net investment income, Class B                                                        (47,471)       (128,235)
   Net realized long-term gains, Class A                                                (503,585)             --
   Net realized long-term gains, Class B                                                 (27,394)             --
                                                                                    ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (1,747,221)     (2,788,873)
                                                                                    ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (72,918 and 1,032,502 shares, respectively)             812,887      11,538,613
   Net asset value of shares issued from reinvestment of distributions
     (98,378 and 147,595 shares, respectively)                                         1,095,053       1,648,571
   Cost of shares repurchased (560,084 and 1,676,113 shares, respectively)            (6,241,346)    (18,706,172)
                                                                                    ------------    ------------
Total                                                                                 (4,333,406)     (5,518,988)
                                                                                    ------------    ------------
CLASS B
   Proceeds from sales of shares (4,416 and 48,578 shares, respectively)                  49,245         542,792
   Net asset value of shares issued from reinvestment of distributions
     (3,746 and 6,365 shares, respectively)                                               42,020          71,515
   Cost of shares repurchased (74,015 and 198,591 shares, respectively)                 (825,024)     (2,229,940)
                                                                                    ------------    ------------
Total                                                                                   (733,759)     (1,615,633)
                                                                                    ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (5,067,165)     (7,134,621)
                                                                                    ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (7,325,515)     (5,357,574)

NET ASSETS
   Beginning of period                                                                74,974,518      80,332,092
                                                                                    ------------    ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND DISTRIBUTIONS
     IN EXCESS OF NET INVESTMENT INCOME OF $46,529 AND ($13,980), RESPECTIVELY]     $ 67,649,003    $ 74,974,518
                                                                                    ============    ============


                        See Notes to Financial Statements

Phoenix-Goodwin Tax-Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                              ------------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                      Year Ended November 30
                                                   5/31/04      ------------------------------------------------------------
                                                 (Unaudited)       2003       2002(3)      2001        2000         1999
Net asset value, beginning of period                 $11.19       $10.94      $10.83      $10.52      $10.29       $11.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.20         0.40        0.44        0.48        0.57         0.52
   Net realized and unrealized gain (loss)            (0.29)        0.24        0.13        0.35        0.16        (0.92)
                                                     ------       ------      ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                 (0.09)        0.64        0.57        0.83        0.73        (0.40)
                                                     ------       ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.19)       (0.39)      (0.46)      (0.52)      (0.50)       (0.52)
   Distributions from net realized gains              (0.08)          --          --          --          --           --
                                                     ------       ------      ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                              (0.27)       (0.39)      (0.46)      (0.52)      (0.50)       (0.52)
                                                     ------       ------      ------      ------      ------       ------
Change in net asset value                             (0.36)        0.25        0.11        0.31        0.23        (0.92)
                                                     ------       ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $10.83       $11.19      $10.94      $10.83      $10.52       $10.29
                                                     ======       ======      ======      ======      ======       ======
Total return(1)                                       (0.84)%(5)    5.96%       5.38%       8.09%       7.25%       (3.66)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $64,600      $71,083     $74,945     $76,268     $78,878      $88,770

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.10 %(4)    1.11%       1.09%       1.11%(2)    1.12%        1.01 %
   Net investment income                               3.56 %(4)    3.60%       4.02%       4.37%       5.54%        4.25 %
Portfolio turnover                                       23 %(5)      19%         41%         28%         12%          18 %

                                                                                 CLASS B
                                              ------------------------------------------------------------------------------
                                                 Six Months
                                                    Ended                         Year Ended November 30
                                                   5/31/04     -------------------------------------------------------------
                                                 (Unaudited)       2003       2002(3)      2001        2000         1999
Net asset value, beginning of period               $11.26         $11.01      $10.89      $10.56      $10.34       $11.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                      0.17           0.33        0.36        0.39        0.50         0.45
   Net realized and unrealized gain (loss)          (0.30)          0.23        0.14        0.37        0.15        (0.93)
                                                   ------         ------      ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               (0.13)          0.56        0.50        0.76        0.65        (0.48)
                                                   ------         ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income             (0.15)         (0.31)      (0.38)      (0.43)      (0.43)       (0.43)
   Distributions from net realized gains            (0.08)            --          --          --          --           --
                                                   ------         ------      ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                            (0.23)         (0.31)      (0.38)      (0.43)      (0.43)       (0.43)
                                                   ------         ------      ------      ------      ------       ------
Change in net asset value                           (0.36)          0.25        0.12        0.33        0.22        (0.91)
                                                   ------         ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                     $10.90         $11.26      $11.01      $10.89      $10.56       $10.34
                                                   ======         ======      ======      ======      ======       ======
Total return(1)                                     (1.19)%(5)      5.15%       4.62%       7.35%       6.41%       (4.35)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)           $3,049         $3,891      $5,387      $5,118      $4,870       $5,651

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                1.85 %(4)      1.86%       1.84%       1.86%(2)    1.87%        1.76 %
   Net investment income                             2.80 %(4)      2.85%       3.26%       3.62%       4.77%        3.51 %
Portfolio turnover                                     23 %(5)        19%         41%         28%         12%          18 %

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) As required, effective December 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended November 30, 2002 was to decrease the ratio of net investment income to average net assets from 3.27% to 3.26% for Class B. There was no net effect for Class A. There was no net effect on net investment income (loss) per share or net realized and unrealized gain
    (loss) per share for either class. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION
   Phoenix Multi-Portfolio Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently four Funds are offered for sale (each a "Fund"). The International Fund is diversified and has an investment objective of high total return consistent with reasonable risk. The Real Estate Securities Fund is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis. The Emerging Markets Bond Fund is non-diversified and has an investment objective of high current income and a secondary objective of long-term capital appreciation. The Tax-Exempt Bond Fund is diversified and has an investment objective of producing as high a level of current income exempt from federal income taxation as is consistent with the preservation of capital.

   Each Fund offers Class A and Class B shares. International Fund, Real Estate Securities Fund and Emerging Markets Bond Fund also offer Class C shares. Class A shares of International Fund and Real Estate Securities Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Emerging Markets Bond Fund and Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Under certain circumstances, shares of any Phoenix-affiliated Fund may be exchanged for shares of the same class of any other Phoenix-affiliated Fund on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.


B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.


C. REIT INVESTMENTS:
   With respect to the Real Estate Securities Fund, dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004 (CONTINUED) (UNAUDITED)


D. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.


E. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.


F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


G. FORWARD CURRENCY CONTRACTS:

   The International Fund and the Emerging Markets Bond Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.


H. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Real Estate Securities Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.


I. OPTIONS:

   The Trust (with the exception of the Real Estate Securities Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004 (CONTINUED) (UNAUDITED)

in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Trust may purchase options which are included in the Trust's Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At May 31, 2004, the Trust had no options outstanding.

J. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

K. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Trust (with the exception of the Real Estate Securities Fund and the International Fund) may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

L. SWAP AGREEMENTS:

   The Emerging Markets Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or foreign currency, (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.)

   Total return swap agreements involve commitments to pay interest in exchange for a market linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty.

   Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Fund's custodian. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.

   Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

   As a result of a recent FASB Emerging Issues Task Force consensus [and subsequent related SEC staff guidance], the Fund has reclassified periodic payments made under swap and high yield debt instruments, previously included within interest income, as a component of realized gain (loss) in the statement of operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's statement of changes in net assets and the per share amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly.

   Within the Emerging Markets Bond Fund this reclassification increased net investment income and decreased net realized gains by $222,159 and $262,442 for the periods ended May 31, 2004 and November 30, 2003, respectively, but had no effect on the Fund's net asset value, either in total or per share, or on its total increase (decrease) in net assets from operations during any period.

   International Fund, Real Estate Securities Fund and Tax-Exempt Bond Fund did not hold any swap agreements or high yield debt instruments during the period December 1, 2002 to May 31, 2004.

   At May 31, 2004, the Emerging Markets Bond Fund had the following credit default swap agreements outstanding:
                                                                    Unrealized
                                                                  Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------
$1,000,000      Agreement with Deutsche Bank
                dated December 8, 2003,
                terminating on December 20,
                2004 to pay 3.10% per year
                times the notional amount. The
                Fund receives, only upon a
                default event in the Republic
                of Venezuela, the notional
                amount times the difference
                between the reference amount
                and the then market value of
                Republic of Venezuela 9.25%
                bond due September 15, 2027.                          $ (16,322)
$1,000,000      Agreement with Deutsche Bank
                dated January 13, 2003,
                terminating on January 14,
                2006, to pay 7.75% per year
                times the notional amount. The
                Fund receives, only upon a
                default event in the Republic
                of Turkey, the notional amount
                times the difference between
                the reference amount and the
                then market value of Republic
                of Turkey 11.875% bond due
                January 15, 2030.                                     $ (82,457)
                                                                      ----------
                                                                      $ (98,779)
                                                                      ==========
32

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004 (CONTINUED) (UNAUDITED)

   At May 31, 2004, the Emerging Markets Bond Fund had the following interest rate swap agreements outstanding:

                                                                    Unrealized
                                                                  Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------
$2,000,000      Agreement with Deutsche Bank
                terminating on April 17, 2006,
                to pay interest at 2.535% in
                exchange for receipt of 1.32%
                (3 month LIBOR at May 28,
                2004) on $2,000,000.                                    $  7,994
$2,000,000      Agreement with Deutsche Bank
                terminating on June 23, 2010,
                to pay interest at 3.1525% in
                exchange for receipt of 1.32%
                (3 month LIBOR at May 28,
                2004) on $2,000,000.                                    $126,858
$2,000,000      Agreement with Deutsche Bank
                terminating on September 30,
                2013, to pay interest at 4.46%
                in exchange for receipt of
                1.32% (3 month LIBOR at May
                28, 2004) on $2,000,000.                                $ 81,944
                                                                        --------
                                                                        $216,796
                                                                        ========


M. LOAN AGREEMENTS:

   The Emerging Markets Bond Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due. At May 31, 2004, the Fund had no loan agreements outstanding.


N. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which greatest percentage of company revenue is generated.


3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., ("PIC") an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") and Duff & Phelps Investment Management Co. ("DPIM"), an indirect, wholly-owned subsidiary of PNX, the Adviser for the Real Estate Securities Fund, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                      1st      $1-2     $2 +
                                  $1 Billion  Billion  Billion
                                  ----------  -------  -------
International Fund .............     0.75%     0.70%    0.65%
Real Estate Securities Fund ....     0.75%     0.70%    0.65%
Emerging Markets Bond Fund .....     0.75%     0.70%    0.65%
Tax-Exempt Bond Fund ...........     0.45%     0.40%    0.35%

   DPIM has agreed to voluntarily reimburse the Real Estate Securities Fund through March 31, 2005, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.30% of the average daily net assets for Class A shares, and 2.05% of the average daily net assets for Class B and Class C shares.

   Aberdeen Asset Management Inc. (formerly Aberdeen Fund Managers, Inc.) ("Aberdeen") is subadvisor to the International Fund. Aberdeen is a subsidiary of Aberdeen Asset Management plc of which PNX owns approximately 16.6%. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the International Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended May 31, 2004, as follows:

                                      Class A     Class B        Class C
                                   Net Selling    Deferred       Deferred
                                   Commissions  Sales Charges  Sales Charges
                                   -----------  -------------  -------------
International Fund .............     $ 3,807      $  7,019        $   20
Real Estate Securities Fund ....      56,767        64,384         3,734
Emerging Markets Bond Fund .....       3,118       119,873           352
Tax-Exempt Bond Fund ...........       2,113         9,547            --

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX through May 31, 2004, for Class A net selling commissions:

International Fund .............      $1,711
Real Estate Securities Fund ....       4,441
Emerging Markets Bond Fund .....         336
Tax-Exempt Bond Fund ...........       2,341

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004 (CONTINUED) (UNAUDITED)

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. PEPCO has advised the Trust of the following information for the period ended May 31, 2004:

                                 Distribution    Distribution    Distribution
                                and/or Service  and/or Service  and/or Service
                                     Fees        Fees Paid to   Fees Paid to
                                 Retained by     Unaffiliated   W. S. Griffith
                                 Distributor     Participants   Securities, Inc.
                                --------------  --------------  ----------------
International Fund .............   $ 37,542        $ 64,270         $ 9,941
Real Estate Securities Fund ....    376,827         269,339           4,182
Emerging Markets Bond Fund .....    160,315          93,724           2,656
Tax-Exempt Bond Fund ...........     19,700          73,953          10,335

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the period ended May 31, 2004, the Trust paid PEPCO $248,545. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of certain Phoenix-affiliated Funds serviced by PFPC Inc. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended May 31, 2004, transfer agent fees were $447,667 as reported in the Statements of Operations, of which PEPCO retained the following:

                                              Transfer Agent
                                                Fee Retained
                                              --------------
International Fund .........................     $49,033
Real Estate Securities Fund ................      83,455
Emerging Markets Bond Fund .................      11,487
Tax-Exempt Bond Fund .......................      11,399

   At May 31, 2004, PNX and its affiliates, the retirement plans of PNX and its affiliates and Phoenix-affiliated Funds held shares of the Trust which aggregated the following:
                                                      Aggregate
                                                      Net Asset
                                         Shares         Value
                                        --------     -----------
International Fund
        --Class C ..................      10,413     $    83,721
Real Estate Securities Fund
        --Class A ..................     553,284      11,574,701
        --Class B ..................       2,501          51,821
Tax-Exempt Bond Fund
        --Class A ..................     209,454       2,268,387


4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the period ended May 31, 2004, (excluding short-term securities, options, futures contracts, forward currency contracts, loan agreements and swaps) aggregated the following:

                                          Purchases         Sales
                                        -----------     ------------
International Fund .................   $ 17,736,045     $21,056,390
Real Estate Securities Fund ........    101,216,745      56,454,340
Emerging Markets Bond Fund .........     52,578,881      76,723,004
Tax-Exempt Bond Fund ...............     16,350,193      20,837,464

   There were no purchases or sales of long-term U.S. Government securities.


5. FUTURES CONTRACTS

   At May 31, 2004, the Tax-Exempt Bond Fund had entered into futures contracts as follows:

                                          Value of                    Net
                               Number    Contracts     Market       Unrealized
                 Expiration     of          when      Value of     Appreciation
Description          Date    Contracts     Opened     Contracts   (Depreciation)
-----------      ----------- ---------   ---------    ---------   --------------
Ten Year U.S.
   Treasury         June
   Notes             '04         20     $(2,237,266)  $(2,197,500)   $ 39,766
Twenty Year
   U.S. Treasury   June
   Bonds             '04         20      (2,243,125)   (2,131,250)    111,875
                               ------   -----------   -----------    --------
                                 40     $(4,480,391)  $(4,328,750)   $151,641
                               ======   ===========   ===========    ========


6. CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2004 (CONTINUED) (UNAUDITED)

   High yield-high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

7. OTHER

   At May 31, 2004, Real Estate Securities Fund had one omnibus shareholder account (which is comprised of a group of individual shareholders) which individually amounted to 19.0% of the total shares outstanding. The account is not affiliated with PNX.

8. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                         Expiration Year
                        ---------------------------------------------------
                             2005         2006       2007         2008
                        -----------   ----------   ----------   -----------
International Fund ...           --           --           --            --
Emerging Markets
   Bond Fund .........  $15,662,333   $4,141,783           --   $15,783,427

                                         Expiration Year
                       ----------------------------------------------------
                             2009         2010       2011          Total
                        -----------   ----------   ----------   -----------
International Fund ...  $18,050,013  $11,155,422   $8,054,548   $37,259,983
Emerging Markets
   Bond Fund .........    5,098,571           --           --    40,686,114

   The Funds may not realize the benefit of these losses to the extent they do not realize gains on investments prior to the expiration of the capital loss carryovers.

9. SUBSEQUENT EVENT

   On May 31, 2004, W.S. Griffith Securities, Inc. was sold to Linsco/Private Ledger, an independent broker/dealer and is no longer a subsidiary of PNX.

10. PROXY VOTING PROCEDURES

   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling "toll-free" 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust, except for Messrs. Dill and Romans who are serving a two year term expiring in 2006.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway              Served since      35                          Chairman, Rittenhouse Advisors, LLC (consulting
  Rittenhouse Advisors, LLC     1993.                                         firm) since 2001. Trustee/Director, Realty
  101 Park Avenue                                                             Foundation of New York (1972-present), Josiah
  New York, NY 10178                                                          Macy, Jr., Foundation (1975-present), Pace
  DOB: 8/2/29                                                                 University (1978-present), New York Housing
                                                                              Partnership Development Corp. (Chairman)
                                                                              (1981-present), Greater New York Councils, Boy
                                                                              Scouts of America (1985-present), The Academy of
                                                                              Political Science (Vice Chairman) (1985-present),
                                                                              Urstadt Biddle Property Corp. (1989-present).
                                                                              Chairman, Metropolitan Transportation Authority
                                                                              (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                              Consolidated Edison Company of New York, Inc.
                                                                              (1970-2002), Atlantic Mutual Insurance Company
                                                                              (1974-2002), Centennial Insurance Company
                                                                              (1974-2002), Union Pacific Corp. (1978-2002),
                                                                              BlackRock Freddie Mac Mortgage Securities Fund
                                                                              (Advisory Director) (1990-2000), Accuhealth
                                                                              (1994-2002), The Harlem Youth Development
                                                                              Foundation (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne           Served since      35                          Currently retired.
  The Flat, Elmore Court        1993.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                Served since      24                          Currently retired. Trustee, Scudder Investments
  7721 Blue Heron Way           2004.                                         (33 portfolios) (1986-present). Director, Coutts &
  West Palm Beach, FL 33412                                                   Co. Trust Holdings Limited (1991-1999), Coutts &
  DOB: 3/28/30                                                                Co. Group (1944-1999) and Coutts & Co.
                                                                              International (USA) (private banking) (1992-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries           Served since      28                          Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902      1995.                                         (1984-present). Director (1989-1997), Chairman of
  Naples, FL 34108                                                            the Board (1993-1997), Phoenix Investment
  DOB: 9/23/30                                                                Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.              Served since      25                          Partner, Stonington Partners, Inc. (private equity
  Stonington Partners, Inc.     1987.                                         fund) since 2001. Chairman (1995-2000) and Chief
  736 Market Street, Ste. 1430                                                Executive Officer (1995-1998), Carson Products
  Chattanooga, TN 37402                                                       Company (cosmetics). Director/Trustee, Evergreen
  DOB: 2/14/39                                                                Funds (six portfolios).
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara           Served since       35                         Managing Director, U.S. Trust Company of New York
  U.S. Trust Company of New York  2001.                                         (private bank) (1982-present).
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris               Served since       35                         Currently retired. Vice President, W.H. Reaves and
  164 Laird Road                  1995.                                         Company (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans                Served since       24                         President, Romans & Company (private investors and
  39 S. Sheridan Road             2004.                                         financial consultants) (1987-present). Trustee,
  Lake Forest, IL 60045                                                         Burnham Investors Trust (5 portfolios)
  DOB: 4/22/31                                                                  (1967-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson             Served since       25                         Managing Director, Northway Management Company
  Northway Management Company     1993.                                         (1998-present). Managing Director, Mullin
  164 Mason Street                                                              Associates (1993-1998).
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.          Served since       25                         Director, UST, Inc. (1995-present), HPSC, Inc.
  200 Duke Street                 1995.                                         (1995-present), Compuware (1996-present) and WWF,
  Alexandria, VA 22314                                                          Inc. (2000-present). President, The Trust for
  DOB: 5/16/31                                                                  America's Health (non-profit) (2001-present).
                                                                                Director, Duty Free International, Inc.
                                                                                (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH             TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche             Served since       30                         Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC         2002.                                         (1983-present). Director, The Phoenix Companies,
  30 Rockefeller Plaza,                                                         Inc. (2001-present) and Phoenix Life Insurance
  59th Floor                                                                    Company (1989-present).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin            Served since       71                         Consultant, Phoenix Investment Partners Ltd.
  DOB: 10/23/46                   1989.                                         (2002-present). Director, PXRE Corporation
                                                                                (Delaware) (1985-present), World Trust Fund
  Chairman                                                                      (1991-present). Chairman (1997-2002), Director
                                                                                (1995-2002), Vice Chairman (1995-1997) and Chief
                                                                                Executive Officer (1995-2002), Phoenix Investment
                                                                                Partners, Ltd. Director and Executive Vice
                                                                                President, The Phoenix Companies, Inc.
                                                                                (2000-2002). Director (1994-2002) and Executive
                                                                                Vice President, Investments (1987-2002), Phoenix
                                                                                Life Insurance Company. Director (1983-2002) and
                                                                                Chairman (1995-2002), Phoenix Investment Counsel,
                                                                                Inc. Director (1982-2002) and President
                                                                                (1990-2000), Phoenix Equity Planning Corporation.
                                                                                Chairman and President, Phoenix/Zweig Advisers LLC
                                                                                (2001-2002). Director (2001-2002) and President
                                                                                (April 2002-September 2002), Phoenix Investment
                                                                                Management Company. Director and Executive Vice
                                                                                President, Phoenix Life and Annuity Company
                                                                                (1996-2002). Director (1995-2000) and Executive
                                                                                Vice President (1994-2002), PHL Variable Insurance
                                                                                Company. Director, Phoenix National Trust Holding
                                                                                Company (2001-2002). Director (1985-2002) and Vice
                                                                                President (1986-2002), PM Holdings, Inc. Director,
                                                                                W.S. Griffith Associates, Inc. (1995-2002).
                                                                                Director (1992-2002) and President (1993-1994),
                                                                                W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates                 Served since       30                         Chairman, Hudson Castle Group, Inc. (formerly IBEX
   Hudson Castle Group, Inc.      1987.                                         Capital Markets, Inc.) (financial services)
   c/o Northeast Investment                                                     (1997-present). Managing Director Wydown Group
   Management, Inc.                                                             (consulting firm) (1994-present), Director,
   50 Congress Street                                                           Investors Financial Service Corporation
   Suite 1000                                                                   (1995-present), Investors Bank & Trust Corporation
   Boston, MA 02109                                                             (1995-present), Plymouth Rubber Co.
   DOB: 5/31/46                                                                 (1995-present), Stifel Financial (1996-present),
                                                                                Connecticut River Bank (1998-present), New
                                                                                Hampshire Charitable Foundation (2001-present),
                                                                                Trust Co. of New Hampshire (2002-present).
                                                                                Director and Treasurer, Endowment for Health, Inc.
                                                                                (2000-present). Chairman, Emerson Investment
                                                                                Management, Inc. (2000-present), Vice Chairman,
                                                                                Massachusetts Housing Partnership (1998-1999).
                                                                                Director, Blue Cross and Blue Shield of New
                                                                                Hampshire (1994-1999), AIB Govett Funds
                                                                                (1991-2000), Command Systems, Inc. (1998-2000),
                                                                                Phoenix Investment Partners, Ltd. (1995-2001),
                                                                                1Mind, Inc. (1999-2001), 1Mind.com (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an interested person, as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Capital Group, Inc. and The Phoenix Companies, Inc. and certain of it's affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH                              PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           TRUST AND LENGTH OF                                 DURING PAST 5 YEARS
    AND DATE OF BIRTH             TIME SERVED                           AND OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

  John F. Sharry             Executive Vice President        Executive Vice President since 2002. Executive Vice
  DOB: 3/28/52               since 1998.                     President, Phoenix Investment Partners, Ltd. (1998-present).
                                                             President, Phoenix Equity Planning Corporation
                                                             (2000-present). Executive Vice President, Phoenix Fund
                                                             Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  James D. Wehr              Executive Vice President        Chief Investment Officer, The Phoenix Companies
  DOB: 5/17/57               since 2004.                     (2003-present); President, (2004-present), Senior Managing
                                                             Director, Fixed Income, (1998-2004), Managing Director,
                                                             Fixed Income (1996-1998), Vice President (1991-1996),
                                                             Phoenix Investment Counsel, Inc. Executive Vice President,
                                                             Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust and
                                                             Phoenix Series Fund (2004-present). Senior Vice President
                                                             (1997-2002), Vice President (1988-1997), Phoenix Fund
                                                             Complex. Senior Vice President and Chief Investment Officer,
                                                             DTF Tax Free Income, Inc. (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
  David L. Albrycht          Vice President                  Managing Director, Fixed Income (1996-present) and Vice
  DOB: 7/6/61                since 2004.                     President (1995-1996), Phoenix Investment Counsel, Inc. Vice
                                                             President, Phoenix Multi-Portfolio Fund (1993-2002 and
                                                             2004-present), Phoenix Multi-Series Trust (1993-2002 and
                                                             2004-present) and Phoenix Series Fund (1997-2002 and
                                                             2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Heather N. Leonard         Vice President                  Director, Fixed Income (2001-present), Analyst, Fixed Income
  DOB: 12/25/73              since 2004.                     (2000-2001), Phoenix Investment Counsel, Inc. Vice
                                                             President, Phoenix Multi-Portfolio Fund, Phoenix
                                                             Multi-Series Trust and Phoenix Series Fund (2004-present).
                                                             Manager, Tax (1999-2000), Analyst, Tax (1997-1999) Phoenix
                                                             Equity Planning Corporation.
------------------------------------------------------------------------------------------------------------------------------------
  Daniel P. Senecal          Vice President                  Managing Director, Fixed Income (2003-present), Director,
  DOB: 12/4/66               since 2004.                     Fixed Income (1997-2003), Phoenix Investment Counsel, Inc.
                                                             Vice President, Phoenix Multi-Portfolio Fund, Phoenix
                                                             Multi-Series Trust and Phoenix Series Fund (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss           Treasurer since 1994.           Vice President, Operations (2003-present), Assistant
  DOB: 11/24/52                                              Treasurer (2001-2003), Treasurer (1996-2000), Vice
                                                             President, Fund Accounting (1994-2000), Phoenix Equity
                                                             Planning Corporation. Treasurer, Phoenix Fund Complex
                                                             (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth           Chief Legal Officer             Vice President and Insurance and Investment Products Counsel
  One American Row           since 2003; Secretary           (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102         since 2002.                     Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                              Assistant Secretary (2002-present), Phoenix Variable
                                                             Advisors, Inc. Secretary (2002-present), Chief Legal Officer
                                                             (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-PORTFOLIO FUND

101 Munson Street
Greenfield, MA 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
John F. Sharry, Executive Vice President
James D. Wehr, Executive Vice President
David L. Albrycht, Vice President
Heather N. Leonard, Vice President
David P. Senecal, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary



INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Real Estate Securities Fund)
55 East Monroe Street, Suite 3600
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIANS
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

Brown Brothers Harriman & Co.
(Phoenix-Aberdeen International Fund)
40 Water Street
Boston, MA 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

How to Contact Us
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                 PRESORTED
                                                                 STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                              Permit No. 1051


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]   PHOENIX
                 INVESTMENT PARTNERS, LTD.
                 A MEMBER OF THE PHOENIX COMPANIES, INC.













For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.







PXP 490A (7/04)



ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).



     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)   Phoenix Multi-Portfolio Fund
            ---------------------------------------------------------------

By (Signature and Title)*     /s/ Philip R. McLoughlin
                         --------------------------------------------------
                              Philip R. McLoughlin, Chairman
                              (principal executive officer)

Date           August 5, 2004
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Philip R. McLoughlin
                         --------------------------------------------------
                              Philip R. McLoughlin, Chairman
                              (principal executive officer)

Date           August 5, 2004
    -----------------------------------------------------------------------


By (Signature and Title)*     /s/ Nancy G. Curtiss
                         --------------------------------------------------
                              Nancy G. Curtiss, Treasurer
                              (principal financial officer)

Date           August 5, 2004
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.